Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Common stock, par value	$ 0.002731	$ 0.002731
Common stock, shares issued	17,806,586	17,312,586
Common Class A [Member]
Common stock, par value	$ 0.002731	$ 0.002731
Common stock, shares authorized	37,888,889	37,888,889
Common stock, shares issued	6,695,475	6,695,475
Common stock, shares outstanding	6,695,475	6,695,475
Common Class B [Member]
Common stock, par value	$ 0.002731	$ 0.002731
Common stock, shares authorized	12,111,111	12,111,111
Common stock, shares issued	11,111,111	11,111,111
Common stock, shares outstanding	11,111,111	11,111,111